Note 29 - Capital Base and Capital Management - Leverage Ratio (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 [1]	Dec. 31, 2019
Capital Base And Capital Management
Tier 1 eligible capital resources capital base	€ 48,185,000,000	€ 49,701,000,000
Exposure (thousand of euros)	€ 771,590,000,000	€ 731,087,000,000
Leverage Ratio	6.24%	6.80%

[1]	(*) Provisional data